Issued Capital, Equity Compensation, and Warrants - Summary of Fair Value of Stock Options Granted by Using Black-Scholes Option Pricing Model (Details) shares in Thousands		12 Months Ended
	Jan. 24, 2018 CAD ($) shares Year	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options granted (‘000’s) | shares		90	3,085
Stock Option One
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options granted (‘000’s) | shares	90
Risk-free interest rate	1.80%
Expected life | Year	3
Annualized volatility	73.00%
Dividend rate	0.00%
Fair value per stock option granted (CDN$) | $	$ 4.40
Total fair value of stock options granted (CDN$) | $	$ 396,000